O.R.I. GROWTH FUND
                      a Series of
                  O.R.I. FUNDS, INC.

     Supplement to Prospectus dated March 1, 1997

Capitalized terms not otherwise defined herein have the same meaning as set forth in the Prospectus





Investment Advisor to the Fund

     Effective July 8, 1997, Oak Ridge Investments,
LLC, a newly formed, registered investment advisor which is manage and own by the same persons who manage and own Oak Ridge Investments, Inc., began serving as investment advisor to the Fund. This information supersedes all references to Oak Ridge Investments, Inc. contained in the Prospectus.



Please retain this Supplement with your Prospectus for
                   future reference.

    The date of this Supplement is August 14, 1997.



                  O.R.I. GROWTH FUND
                      a Series of
                  O.R.I. FUNDS, INC.

Supplement to Statement of Additional Information dated
                     March 1, 1997

Capitalized terms not otherwise defined herein have the
     same meaning as set forth in the Statement of
                Additional Information





Investment Advisor to the Fund

     Effective July 8, 1997, Oak Ridge Investments,
LLC, a newly formed, registered investment advisor which is manage and own by the same persons who manage and own Oak Ridge Investments, Inc., began serving as investment advisor to the Fund. This information supersedes all references to Oak Ridge Investments, Inc. contained in the Statement of Additional
Information.


Please retain this Supplement with your SAI for future
                      reference.

    The date of this Supplement is August 14, 1997.